Schedule of Assets (Schedule of Assets (Held at End of Year) I) (Details) - EPB 001 [Member]	12 Months Ended
Dec. 31, 2025
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
EIN	64-0500378
Employee Benefit Plan Plan Number	001